Supplemental Cash flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information1 [Abstract]
Disclosure of Detailed Information about Non-Cash Changes in Working Capital
The changes in non-cash working capital during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Decrease (increase) in trade and other receivables	$6,964	$(27,094)
Increase in inventories	(72,369)	(165,697)
(Increase) decrease in prepaid expenses and other current assets	(11,349)	3,721
Increase in accounts payable, accrued liabilities and other current liabilities	18,740	20,083
Changes in non-cash working capital	$(58,014)	$(168,987)